Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Statement of Cash Flows [Abstract]
Net cash used in operating activities	$ (2,210,500)	$ (96,900)
Investing activities:
Repayment of loans from a related party	111,900
Investment in trading securities	(19,100)	(500,000)
Purchases of digital assets		(610,000)
Acquisition of cash of a subsidiary		118,300
Net cash provided by (used in) investing activities	92,800	(991,700)
Financing activities:
Subscription fee advanced from investors	3,400	809,900
Net cash provided by financing activities	3,400	809,900
Net decrease in cash and cash equivalents	(2,114,300)	(278,700)
Cash, cash equivalents, beginning of period	8,870,800	3,129,800
Cash, cash equivalents, end of period	6,756,500	2,851,100
Supplemental Cash Flow Information
Payment of interest expenses
Payment of income tax expenses
Non-cash Investing and Financing activities
Subscription fee advanced from investors in the form of USDT		75,000
Issuance of common stocks to settle subscription fee advanced from investors		$ 2,755,100